Rydex Series Funds

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Supplement Dated February 23, 2026

to the currently effective Rydex Series Funds Statutory Prospectuses dated May 1, 2025, as supplemented from time to time (each, a “Prospectus”)

This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On February 23, 2026, The Bank of New York Mellon (“BNY”), located at 240 Greenwich Street, New York, New York 10186, replaced MUFG Investor Services (US) LLC (“MUIS”) as transfer agent to Rydex Series Funds (the “Trust” and each series of the Trust, a “Fund” and, collectively, the “Funds”).

In view of the foregoing, references in the Prospectus to MUIS as transfer agent to the Funds are hereby replaced with BNY as context requires.

In addition, each Prospectus is revised as described below.

The table in the section of the Prospectus titled “Buying Fund Shares—PURCHASE PROCEDURES” is hereby replaced with the following:

BY MAIL IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request a Retirement Account Investor application kit.	Initial Purchase	Subsequent Purchases

Complete the account application that corresponds to the type of account you are opening.

•

Make sure to designate the Fund(s) you want to  purchase.

•

Make sure your investment meets the account  minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

•

Your name.

•

Your shareholder account number.

•

The Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262

	Initial Purchase	Subsequent Purchases

Complete and submit the account application that corresponds to the type of account you are opening.

Contact Guggenheim Investments Client Services at 1-800-820-0888 to obtain your new account number.

Use the wire instructions below to send your wire.

•

Make sure to designate the Fund(s) you want  to purchase.

•

Make sure your investment meets the account  minimum.

Be sure to designate your wire instructions to the Fund(s) you want to purchase.
BY WIRE

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

•

Account Number

•

Fund Name

•

Amount of Wire

•

Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted. If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

The Bank of New York Mellon

500 Ross St.

Pittsburgh, PA 15262

ABA: 011001234

Account: 054100

Ref: Guggenheim Fund / Account

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus.

	Initial Purchase	Subsequent Purchases
BY ACH (FAX/MAIL)

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

	Investments at 1-855-671-8280. All other applications should be mailed. • Make sure to designate the Fund(s) you want to purchase. • Make sure your investment meets the account minimum.	• Your name • Your shareholder account number • The Fund(s) you want to purchase • ACH bank information (if not on record).
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262
BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file. If you have existing ACH instructions on file, log-in to your account https://my.accessportals.com/app/gug/login (Active Investor) or https://my.accessportals.com/app/avc/login (Advisors/Brokers). If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee Form from the www.guggenheiminvestments.com website, and follow the instructions for adding bank instructions.

The table in the section of the Prospectus titled “Selling Fund Shares—REDEMPTION PROCEDURES” is hereby replaced with the following:

BY MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262
BY FAX	1-855-671-8280 If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 1-800-820-0888 to verify that your fax was received and when it will be processed.
BY TELEPHONE	1-800-820-0888 (not available for retirement accounts)
BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file. If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone number provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee Form from the www.guggenheiminvestments.com site and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

The information contained in the section of the Prospectus titled “Selling Fund Shares—UNCASHED CHECK POLICY” is hereby replaced with the following:

Uncashed dividend, capital gain, or redemption checks will be handled in accordance with applicable law. The Funds may be required to transfer assets related to uncashed checks to a state under the state’s escheatment or abandoned property laws.

The table in the section of the Prospectus titled “Exchanging Fund Shares—EXCHANGE PROCEDURES” is hereby replaced with the following:

BY MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262
BY FAX	1-855-671-8280 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 1-800-820-0888 to verify that your fax was received and when it will be processed.
BY TELEPHONE	1-800-820-0888
BY INTERNET	Follow the directions on the Guggenheim Investments website – visit https://my.accessportals.com/app/gug/login (Active Investor) or https://my.accessportals.com/app/avc/login (Advisors/Brokers).

The fee for bounced draft checks or ACH transactions in the section titled “Account Policies—SERVICE AND OTHER FEES” is hereby replaced with the following:

•	$50 for bounced draft checks or ACH transactions

The mailing address for Guggenheim Investments is replaced with the following in each instance in which it appears in the section titled “For More Information”:

Guggenheim Investments
PO Box 534493
Pittsburgh, PA 15253-4493

The telephone number 301.296.5100 referenced in the “Buying, Selling and Exchanging Fund Shares” and “Account Policies” sections of the Prospectus is hereby deleted.

For requests or inquiries by telephone, please call 1-800-820-0888.

- - - - - - -

Please retain this supplement for future reference.

SUPP-BNY-RSF1-0226x0526

Rydex Series Funds

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Supplement Dated February 23, 2026

to the currently effective Rydex Series Funds Statutory Prospectuses dated August 1, 2025, as supplemented from time to time (each, a “Prospectus”)

This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On February 23, 2026, The Bank of New York Mellon (“BNY”), located at 240 Greenwich Street, New York, New York 10186, replaced MUFG Investor Services (US) LLC (“MUIS”) as transfer agent to Rydex Series Funds (the “Trust” and each series of the Trust, a “Fund” and, collectively, the “Funds”).

In view of the foregoing, references in the Prospectus to MUIS as transfer agent to the Funds are hereby replaced with BNY as context requires.

In addition, each Prospectus is revised as described below.

The table in the section of the Prospectus titled “Buying Fund Shares—PURCHASE PROCEDURES” is hereby replaced with the following:

BY MAIL IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request a Retirement Account Investor application kit.	Initial Purchase	Subsequent Purchases

Complete the account application that corresponds to the type of account you are opening.

•

Make sure to designate the Fund(s) you want to  purchase.

•

Make sure your investment meets the account  minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

•

Your name.

•

Your shareholder account number.

•

The Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to the Rydex U.S. Government Money Market Fund.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262

BY WIRE	Initial Purchase	Subsequent Purchases

Complete and submit the account application that corresponds to the type of account you are opening.

Contact Guggenheim Investments Client Services at 1-800-820-0888 to obtain your new account number.

Use the wire instructions below to send your wire.

•

Make sure to designate the Fund(s) you want  to purchase.

•

Make sure your investment meets the account  minimum.

Be sure to designate your wire instructions to the Fund(s) you want to purchase.

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

•

Account Number

•

Fund Name

•

Amount of Wire

•

Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted. If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

The Bank of New York Mellon

500 Ross St.

Pittsburgh, PA 15262

ABA: 011001234

Account: 054100

Ref: Guggenheim Fund / Account

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to the Rydex U.S. Government Money Market Fund.

BY ACH (FAX/MAIL)	Initial Purchase	Subsequent Purchases
	Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint,	Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make or UGMA/UTMA account, you may fax the application to Guggenheim Investments at 1-855-671-8280. All other applications should be mailed.

•

Make sure to designate the Fund(s) you want  to purchase.

•

Make sure your investment meets the account  minimum.

a subsequent purchase send written purchase instructions that include: • Your name • Your shareholder account number • The Fund(s) you want to purchase • ACH bank information (if not on record).
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262
BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file. If you have existing ACH instructions on file, log-in to your account https://my.accessportals.com/app/gug/login (Active Investor) or

https://my.accessportals.com/app/avc/login (Advisors/Brokers). If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee Form from the www.guggenheiminvestments.com website, and follow the instructions for adding bank instructions.

The table in the section of the Prospectus titled “Selling Fund Shares—REDEMPTION PROCEDURES” is hereby replaced with the following:

BY MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262
BY FAX	1-855-671-8280 If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 1-800-820-0888 to verify that your fax was received and when it will be processed.
BY TELEPHONE	1-800-820-0888 (not available for retirement accounts)
BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file. If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone number provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee Form from the www.guggenheiminvestments.com site and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

The information contained in the section of the Prospectus titled “Selling Fund Shares—UNCASHED CHECK POLICY” is hereby replaced with the following:

Uncashed dividend, capital gain, or redemption checks will be handled in accordance with applicable law. The Funds may be required to transfer assets related to uncashed checks to a state under the state’s escheatment or abandoned property laws.

The table in the section of the Prospectus titled “Exchanging Fund Shares—EXCHANGE PROCEDURES” is hereby replaced with the following:

BY MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments PO Box 534493 Pittsburgh, PA 15253-4493	Guggenheim Investments Attention: 534493 500 Ross Street 154-0520 Pittsburgh, PA 15262
BY FAX	1-855-671-8280 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 1-800-820-0888 to verify that your fax was received and when it will be processed.
BY TELEPHONE	1-800-820-0888
BY INTERNET	Follow the directions on the Guggenheim Investments website – visit https://my.accessportals.com/app/gug/login (Active Investor) or https://my.accessportals.com/app/avc/login (Advisors/Brokers).

The fee for bounced draft checks or ACH transactions in the section titled “Account Policies—SERVICE AND OTHER FEES” is hereby replaced with the following:

•	$50 for bounced draft checks or ACH transactions

The mailing address for Guggenheim Investments is replaced with the following in each instance in which it appears in the section titled “For More Information”:

Guggenheim Investments

PO Box 534493

Pittsburgh, PA 15253-4493

The telephone number 301.296.5100 referenced in the “Buying, Selling and Exchanging Fund Shares” and “Account Policies” sections of the Prospectus is hereby deleted.

For requests or inquiries by telephone, please call 1-800-820-0888.

- - - - - - -

Please retain this supplement for future reference.

SUPP-BNY-RSF-0226x0826

Rydex Series Funds

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Supplement Dated February 23, 2026

to the currently effective Rydex Series Funds Statements of Additional Information dated May 1, 2025 and August 1, 2025, as supplemented from time to time (together, the “SAIs”)

This supplement provides updated information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

On February 23, 2026, The Bank of New York Mellon (“BNY”), located at 240 Greenwich Street, New York, New York 10286, replaced MUFG Investor Services (US), LLC (“MUIS”) as administrative/accounting agent and transfer agent to each series (each, a “Fund” and collectively, the “Funds”) of Rydex Series Funds (the “Trust”).

Pursuant to a Fund Accounting and Administration Agreement with the Trust, as may be amended and/or restated time to time, BNY performs administrative functions and bookkeeping, accounting and pricing functions for the Funds. For these services, BNY receives a fee, accrued daily and paid monthly, based on average daily net assets of the Funds, subject to a minimum fee per year. The Funds also reimburse BNY for certain out-of-pocket expenses.

Additionally, pursuant to a Transfer Agency and Shareholder Services Agreement with the Trust, as may be amended and/or restated time to time, BNY performs all shareholder servicing functions, including processing purchase and redemption transactions, processing transfer and exchanges, maintenance of shareholder accounts, answering inquiries, supporting the mailing and e-delivery of shareholder communications, and acting as the dividend disbursing agent.

In view of the foregoing, references to MUIS as administrative/accounting agent and transfer agent to the Funds are hereby replaced with BNY as context requires.

In addition, references in the SAIs to the telephone number 301.296.5100 are hereby deleted. For requests or inquiries by telephone, please call 1-800-820-0888.

Please retain this supplement for future reference.

SUPP-BNY-RSF2-0226x0826